S-K 1602(c) Dilution	Oct. 31, 2025 USD ($) $ / shares shares
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.90
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.10
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 69,683,351
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,432,471
Full Over-Allotment [Member] | No Redemption [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
Full Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[2]
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | No Redemption [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.99
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.01
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,964,136
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (64,683,350)	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(6,468,335)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.55
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.45
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 53,512,514
Number Of Shares Used Line Items
Number of Shares Used Adjustment	9,815,388
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (16,170,838)	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,617,084)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.45
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.55
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 37,341,676
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,198,304
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (32,341,675)	[2]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(3,234,168)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.78
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.22
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 21,170,839
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,581,220
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 69,700,000	[1],[2]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (48,512,513)	[2]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,900,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	985,714
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	234,600
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,514
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	321,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(4,851,251)
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.08
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 60,604,218
Number Of Shares Used Line Items
Number of Shares Used Adjustment	9,971,257
No Over-Allotment [Member] | No Redemption [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
No Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[2]
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | No Redemption [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Over-Allotment [Member] | No Redemption [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	8.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 1.13
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,410,835
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (55,604,217)	[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,560,422)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.56
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.44
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 46,703,164
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,581,152
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (13,901,054)	[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,390,105)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.56
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 32,802,110
Number Of Shares Used Line Items
Number of Shares Used Adjustment	7,191,046
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (27,802,109)	[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,780,211)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.74
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.26
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (179,149)
Net Tangible Book Value Adjusted | $	$ 18,901,055
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,800,941
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds From this Offering and Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,700,000	[1],[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	162,500
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (41,703,163)	[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued and Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	2,957,143
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares to be Sold in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,000,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights to be Issued in this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	857,143
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	221,100
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights in the Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	31,586
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares and AGP Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	290,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(4,170,316)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (79,133)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited the Over Allotment Option is not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(385,714)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $611,000 and $900,000 (or up to $1,035,000 if the over-allotment option is exercised in full) of underwriting commissions. See “Use of Proceeds.”
[2]	The underwriting commissions would be paid as follows: $0.15 per unit sold in the base offering, or $900,000 (or up to $1,035,000 if the over-allotment option is exercised in full) in the aggregate, is payable upon the closing of this offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.